Disaggregated Revenue Data (Tables)	6 Months Ended
Jun. 30, 2021
Disaggregated Revenue Data [Abstract]
Schedule of breakdown of the Company’s revenue by revenue stream
	Six-month period ended June 30
	2021	2020
	U.S. dollars in thousands

Software as a Service (SaaS)	2,796	1,754
Licenses	118	119
Maintenance and support	217	284
Other services	-	8
Total revenues	3,131	2,165